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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number: _________

     This Amendment (Check only one): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RIT Capital Partners plc
Address: 27 St. James's Place
         London SW1A 1NR
         England

Form 13F File Number: 28-12645

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Dominic Williams
Title: Compliance Officer
Phone: (44) 20 7514 1937

Signature, Place, and Date of Signing:


         /S/ Dominic Williams            London, England     February 11, 2011
-------------------------------------
           Dominic Williams

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
Form 13F Information Table Entry Total:           32
Form 13F Information Table Value Total:     $157,525
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name

01    28-12644               J. Rothschild Capital Management Limited

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                           FORM 13F INFORMATION TABLE

           COLUMN 1              COLUMN 2    COLUMN 3 COLUMN 4        COLUMN 5         COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ ------------ --------- -------- ---------------------- ---------- -------- ---------------------
                                                                                                             VOTING AUTHORITY
                                 TITLE OF               VALUE   SHRS OR          PUT/ INVESTMENT  OTHER   ---------------------
        NAME OF ISSUER             CLASS      CUSIP   (X$1000)  PRN AMT  SH/ PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
------------------------------ ------------ --------- -------- --------- ------- ---- ---------- -------- --------- ------ ----
APPLE INC                           COM     037833100      967     3,000    SH           SOLE                 3,000
CEMEX SAB DE CV                SPON ADR NEW 151290889   15,619 1,457,000    SH           SOLE             1,457,000
CITIGROUP INC                       COM     172967101   26,488 5,600,000    SH           SOLE             5,600,000
CLOROX CO DEL                       COM     189054109      886    14,000    SH           SOLE                14,000
COLGATE PALMOLIVE CO                COM     194162103    1,045    13,000    SH           SOLE                13,000
EBAY INC                            COM     278642103      835    30,000    SH           SOLE                30,000
EXIDE TECHNOLOGIES                COM NEW   302051206    9,410 1,000,000    SH           SOLE             1,000,000
FORTRESS INVESTMENT GROUP LL       CL A     34958B106   17,808 3,135,265    SH           SOLE             3,135,265
GOLDMAN SACHS GROUP INC             COM     38141G104    4,910    29,200    SH           SOLE                29,200
INNOSPEC INC                        COM     45768S105   16,279   798,000    SH           SOLE               798,000
INTERNATIONAL BUSINESS MACHS        COM     459200101    2,495    17,000    SH           SOLE                17,000
JOHNSON & JOHNSON                   COM     478160104    3,464    56,000    SH           SOLE                56,000
LABORATORY CORP AMER HLDGS        COM NEW   50540R409   23,820   270,900    SH           SOLE               270,900
LOUISIANA PAC CORP                  COM     546347105   16,711 1,766,500    SH           SOLE             1,766,500
MCDONALDS CORP                      COM     580135101    1,151    15,000    SH           SOLE                15,000
MICROSOFT CORP                      COM     594918104    1,535    55,000    SH           SOLE                55,000
NEW ORIENTAL ED & TECH GROUP I   SPON ADR   647581107    4,592    43,630    SH           SOLE                43,630
PROCTER & GAMBLE CO                 COM     742718109      965    15,000    SH           SOLE                15,000
REGIONS FINANCIAL CORP NEW          COM     7591EP100      822   117,600    SH           SOLE               117,600
SUNCOR ENERGY INC NEW               COM     867224107    3,225    84,000    SH           SOLE                84,000
THERMO FISHER SCIENTIFIC INC        COM     883556102    1,107    20,000    SH           SOLE                20,000
WESTMORELAND COAL CO                COM     960878106    1,594   134,439    SH           SOLE               134,439
ANADARKO PETE CORP                  COM     032511107      229     3,000    SH          DEFINED        01     3,000
APPLE INC                           COM     037833100      161       500    SH          DEFINED        01       500
EBAY INC                            COM     278642103      139     5,000    SH          DEFINED        01     5,000
EXXON MOBIL CORP                    COM     30231G102      219     3,000    SH          DEFINED        01     3,000
GOLDCORP INC NEW                    COM     380956409      161     3,500    SH          DEFINED        01     3,500
INTERNATIONAL BUSINESS MACHS        COM     459200101      183     1,250    SH          DEFINED        01     1,250
JOHNSON & JOHNSON                   COM     478160104      186     3,000    SH          DEFINED        01     3,000
KIMBERLY CLARK CORP                 COM     494368103      158     2,500    SH          DEFINED        01     2,500
MICROSOFT CORP                      COM     594918104      195     7,000    SH          DEFINED        01     7,000
THERMO FISHER SCIENTIFIC INC        COM     883556102      166     3,000    SH          DEFINED        01     3,000